LEASES (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Accounting Policies [Abstract]
2024	$ 316
2025	276
2026	184
2027	138
2028 and thereafter	11
Total future lease payments	925
Less - imputed interest	(48)
Total lease liability balance	$ 877